Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 227.3	$ 239.1
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	(6.0)	4.3
Net changes in unrealized gain (loss) on translation of foreign operations	(10.8)	24.4
Income tax (expense) recovery	1.1	(0.8)
Other comprehensive income,will be reclassified subsequently to net income	(15.7)	27.9
Items that will not be reclassified subsequently to net income
Actuarial losses on defined benefit pension plans	(17.2)	(23.1)
Loss on fair value of restricted investments	(0.4)
Income tax recovery	4.4	6.0
Other comprehensive income,will not be reclassified subsequently to net income	(13.2)	(17.1)
Total other comprehensive income (loss)	(28.9)	10.8
Total comprehensive income	198.4	249.9
Attributable to shareholders	198.2	249.3
Attributable to non-controlling interest	$ 0.2	$ 0.6